STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Subscriptions Payable	(Deficit) Accumulated During Development Stage	Total
Beginning Balance, Amount at Dec. 31, 2012		$ 124	$ 1,732,151	$ 20,000	$ (1,828,041)	$ (75,766)
Beginning Balance, Shares at Dec. 31, 2012		12,374,479
Imputed interest on non-interest bearing related party debts			840			(840)
Warrants granted for services, related parties			21,736			21,736
Amortization of warrants granted for services, related parties			259,044			259,044
Amortization of warrants granted for services			74,314			74,314
Modication of warrants, expiration of 190,289 warrants extended to July 23, 2013			79,923		$ (79,923)
Common stock issued as a commitment fee on financing, Kodiak Capital Group, LLC, Amount		$ 6	352,253			352,259
Common stock issued as a commitment fee on financing, Kodiak Capital Group, LLC, Shares		559,140
Common stock issued for services, Amount		$ 10	699,340			699,350
Common stock issued for services, Shares		985,000
Common stock sold to Directors at $0.05 per share, Amount		$ 40	199,960			200,000
Common stock sold to Directors at $0.05 per share, Shares		4,000,000
Fair value of common stock in excess of cash value of stock sold to Directors			2,965,000			2,965,000
Exercise of warrants at $0.50 per share, Amount		$ 1	30,499			30,500
Exercise of warrants at $0.50 per share, Shares		61,000
Exercise of warrants at $0.10 per share, Amount		$ 2	22,618			22,620
Exercise of warrants at $0.10 per share, Shares		226,200
Units of common stock and warrants sold at $0.50 per share, Amount		$ 1	74,999	$ (20,000)		55,000
Units of common stock and warrants sold at $0.50 per share, Shares		150,000
Beneficial conversion feature of convertible note			23,236			23,236
Net loss					$ (4,877,148)	(4,877,148)
Ending Balance, Amount at Dec. 31, 2013		$ 184	6,535,913		$ (6,785,112)	(249,015)
Ending Balance, Shares at Dec. 31, 2013		18,355,819
Common stock sold for cash at $0.10 per share, Amount		$ 5	50,995			51,000
Common stock sold for cash at $0.10 per share, Shares		510,000
Imputed interest on non-interest bearing related party debts			134			(134)
Warrants granted as debt discount on convertible note			37,981			37,981
Amortization of warrants granted for services, related parties			394,540			394,540
Amortization of warrants granted for services			96,767			96,767
Common stock issued for services, Amount		$ 9	263,070			263,079
Common stock issued for services, Shares		853,462
Common stock sold for cash to Kodiak Capital Group, LLC, Amount		$ 20	699,980			700,000
Common stock sold for cash to Kodiak Capital Group, LLC, Shares		2,022,894
Exercise of warrants at $0.75 per share, Amount			11,250			11,250
Exercise of warrants at $0.75 per share, Shares		15,000
Beneficial conversion feature of convertible note			$ 37,019			37,019
Net loss					$ (1,410,514)	(1,410,514)
Ending Balance, Amount at Dec. 31, 2014		$ 218	$ 8,127,649		$ (8,195,626)	$ (67,759)
Ending Balance, Shares at Dec. 31, 2014		21,757,175
Imputed interest on non-interest bearing related party debts
Net loss						$ (2,392,750)
Ending Balance, Amount at Sep. 30, 2015						$ (425,512)